HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.8%
	APPAREL & TEXTILE PRODUCTS - 6.5%
100,000	Gildan Activewear, Inc.	$ 6,246,000
175,000	On Holding A.G.(a)	8,134,000
		14,380,000
	AUTOMOTIVE - 3.0%
15,000	Tesla, Inc.(a)	6,745,800

	BANKING - 4.2%
325,000	Banc of California, Inc.	6,269,250
65,000	Bank OZK	2,991,300
		9,260,550
	COMMERCIAL SUPPORT SERVICES - 2.7%
200,000	CoreCivic, Inc.(a)	3,822,000
130,000	GEO Group, Inc. (The)(a)	2,095,600
		5,917,600
	CONSTRUCTION MATERIALS - 2.8%
30,000	Eagle Materials, Inc.	6,200,400

	E-COMMERCE DISCRETIONARY - 2.9%
1,250,000	Stitch Fix, Inc., Class A(a)	6,562,500

	ELECTRICAL EQUIPMENT - 2.9%
20,000	Powell Industries, Inc.	6,375,600

	HOME & OFFICE PRODUCTS - 5.0%
100,000	SharkNinja, Inc.(a)	11,190,000

	INTERNET MEDIA & SERVICES - 5.5%
150,000	Uber Technologies, Inc.(a)	12,256,500

	LEISURE FACILITIES & SERVICES – 7.2%
325,000	DraftKings, Inc.(a)	11,199,500
325,000	First Watch Restaurant Group, Inc.(a)	4,901,000
		16,100,500

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.9%
20,000	Medtronic PLC	$ 1,921,200

	METALS & MINING – 4.0%
175,000	Freeport-McMoRan, Inc.	8,888,250

	OIL & GAS PRODUCERS – 10.3%
125,000	Comstock Resources, Inc.(a)	2,897,500
50,000	Expand Energy Corporation	5,518,000
175,000	Matador Resources Company	7,427,000
25,000	Texas Pacific Land Corporation	7,180,500
		23,023,000
	RETAIL - DISCRETIONARY - 1.2%
15,000	RH(a)	2,687,250

	SEMICONDUCTORS - 9.5%
30,000	Micron Technology, Inc.	8,562,300
35,000	NVIDIA Corporation	6,527,500
20,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,077,800
		21,167,600
	SOFTWARE – 13.9%
185,000	Clear Secure, Inc., Class A	6,489,800
7,500	CyberArk Software Ltd.(a)	3,345,450
700,000	Genius Sports Ltd.(a)	7,714,000
50,000	Palantir Technologies, Inc., Class A(a)	8,887,500
225,000	SailPoint, Inc.(a)	4,551,750
		30,988,500
	STEEL – 5.1%
14,000	Carpenter Technology Corporation	4,407,760
525,000	Cleveland-Cliffs, Inc.(a)	6,972,000
		11,379,760

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares						Fair Value
	COMMON STOCKS — 92.8% (Continued)
	TECHNOLOGY SERVICES – 5.2%
1,000,000	Terawulf, Inc.(a)					$ 11,490,000

	TOTAL COMMON STOCKS (Cost $121,774,810)					206,535,010

Contracts(b)
	EQUITY OPTIONS PURCHASED - 7.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 7.1%
475	Alphabet, Inc.	WFC	03/20/2026	$ 200	$ 14,905,500	5,537,550
450	FedEx Corporation	WFC	03/20/2026	220	12,998,700	3,214,125
650	Take-Two Interactive Software, Inc.	WFC	01/16/2026	200	16,641,950	3,695,250
400	UnitedHealth Group, Inc.	WFC	01/16/2026	250	13,204,400	3,282,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $12,027,159)					15,728,925

	TOTAL INVESTMENTS – 99.9% (Cost $133,801,969)					$ 222,263,935
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%					277,704
	NET ASSETS - 100.0%					$ 222,541,639

ADR	- American Depositary Receipt
Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
WFC	-Wells Fargo

(a)	Non-income producing security.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.